Consolidated Balance Sheets	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 54,980,199	$ 7,971,380	¥ 71,339,361
Accounts receivable, net	5,852,038	848,466	938,189
Prepaid expenses and other current assets	4,430,285	642,331	3,129,600
Total current assets	65,262,522	9,462,177	75,407,150
Long-term investments	38,000,000	5,509,482	38,000,000
Property and equipment, net	32,760,976	4,749,895	36,503,984
Intangible assets, net	76,119,444	11,036,282	93,352,778
Goodwill	196,289,492	28,459,301	194,754,963
Other non-current assets	28,415,794	4,119,903	26,739,026
Right-of-use assets	37,616,541	5,453,886	42,417,409
Total assets	474,464,769	68,790,926	507,175,310
Current liabilities:
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIE without recourse to the Company of RMB124,089 and RMB134,604 as of December 31, 2021 and 2022, respectively)	55,904,510	8,105,392	48,174,095
Lease liabilities-current	16,920,429	2,453,232	17,351,427
Deferred revenues	219,717,574	31,856,054	202,453,092
Total current liabilities	292,542,513	42,414,678	267,978,614
Lease liabilities-non-current	19,528,763	2,831,404	23,365,840
Deferred income tax liabilities	18,879,303	2,737,242	24,931,322
Total liabilities	330,950,579	47,983,324	316,275,776
Shareholders' equity:
Common shares: Par value USD 0.01, authorized: 500,000,000 shares Issued: 63,832,534 and 63,829,698 shares as of December 31, 2021 and 2022, respectively Outstanding: 62,753,840 shares as of December 31, 2021 and 2022	4,720,147	684,357	4,720,147
Treasury shares—585,358 common shares as of December 31, 2021 and 2022, at cost	(8,626,894)	(1,250,782)	(9,818,754)
Additional paid-in capital	542,058,092	78,591,036	540,583,564
Accumulated other comprehensive loss	(37,003,085)	(5,364,943)	(37,559,847)
Accumulated deficit	(358,048,927)	(51,912,215)	(310,156,018)
Total shareholders' equity attributable to ATA Creativity Global	143,099,333	20,747,453	187,769,092
Non-controlling interests	414,857	60,149	3,130,442
Total shareholders' equity	143,514,190	20,807,602	190,899,534
Commitments and contingencies
Total liabilities and shareholders' equity	¥ 474,464,769	$ 68,790,926	¥ 507,175,310